TRAVELERS VINTAGE XTRA ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002

The following replaces the information contained in your Travelers Vintage XTRA Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                                                            TOTAL ANNUAL
                                                                      DISTRIBUTION                            OPERATING
                                                   MANAGEMENT FEE    AND/OR SERVICE    OTHER EXPENSES          EXPENSES
                                                   AFTER EXPENSE          FEES         (AFTER EXPENSE       (AFTER EXPENSE
FUNDING OPTIONS:                                  (REIMBURSEMENT)     (12b-1 FEES)      REIMBURSEMENT)       REIMBURSEMENT)
------------------                                ----------------  ----------------  ------------------ ----------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares* ...      0.31%**            0.25%              0.03%               0.59%(5)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(5) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management received an administrative fee, which is reflected in the management fee column.


The Examples are revised as follows:

EXAMPLE:  STANDARD DEATH BENEFIT WITH E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...  99       1149        189        255        22        69         119        255

EXAMPLE:  STANDARD DEATH BENEFIT WITHOUT E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ... 97        143        179        235        20        63         109        235

EXAMPLE:  ENHANCED DEATH BENEFIT WITH E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...  101       155        199        275        24        75         129        275

EXAMPLE:  ENHANCED DEATH BENEFIT WITHOUT E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...  99        149        189        255        22        69         119        255

The Variable Funding Options Section is revised as follows:

          INVESTMENT                               INVESTMENT                                     INVESTMENT
           OPTIONS                                  OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------   ----------------------------------------------   ------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap         Seeks long- term capital growth by investing     Citi Fund Management Inc.
     Growth Opportunities         under normal circumstances at least 80% of
     Portfolio                    net assets in equity securities of small cap
                                  companies and related investments. Small cap
                                  companies are those with a market
                                  capitalization similar to companies in the
                                  Russell 2000 Index. Dividend income, if any,
                                  is incidental to this investment objective.

The following two paragraphs are deleted from the "Federal Tax Considerations" section:

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of your purchase payment or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

L-12989                                                            July 15, 2002

                                      TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002

The following replaces the information contained in your Travelers Portfolio Architect XTRA Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                   MANAGEMENT FEE     DISTRIBUTION                           TOTAL ANNUAL
                                                   AFTER EXPENSE     AND/OR SERVICE       EXPENSES            OPERATING
                                                        FEES         OTHER EXPENSES    (AFTER EXPENSE       (AFTER EXPENSE
FUNDING OPTIONS:                                  (REIMBURSEMENT)     (12b-1 FEES)      REIMBURSEMENT)       REIMBURSEMENT)
------------------                                ----------------  ----------------  ------------------ ----------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares* ....     0.31%**            0.25%              0.03%               0.59% (8)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(8) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management received an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

EXAMPLE:  STANDARD DEATH BENEFIT WITH E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...  99        150        189        256        23        70         119        256

EXAMPLE:  STANDARD DEATH BENEFIT WITHOUT E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ..   97        144        179        235        21        64         109        235

EXAMPLE:  ENHANCED DEATH BENEFIT WITH E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...  101       156        199        276        25        76         129        276

EXAMPLE:  ENHANCED DEATH BENEFIT WITHOUT E.S.P.

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                               ----------------------------------------- -------------------------------------------
 FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                              -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ..  99        150        189        256        23        70         119        256

L-12979                                                            July 15, 2002